Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity Method Investee [Member]
Related Party Transaction [Line Items]
Product costs	$ 226	$ 180	$ 187
Accounts payable	20	19
Management Fees Revenue	$ 67	66	64
Common Management Transaction [Member]
Related Party Transaction [Line Items]
Service revenues		$ 144	$ 111